Consolidated Statements of Financial Position - EUR (€) € in Thousands		Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets		€ 13,336	€ 18,058
Property, plant and equipment		22,936	22,309
Right-of-use assets		26,168	8,782
Equity-accounted investees		0	355
Other financial assets	[1]	1,200	449
Total non-current assets		63,640	49,953
Current assets
Inventories		22,695	13,348
Trade receivables		300	1,101
Other financial and non-financial assets		8,493	5,681
Cash and cash equivalents		23,958	10,238
Total current assets		55,446	30,368
TOTAL ASSETS		119,086	80,321
EQUITY
Share capital		6,234	5,668
Capital reserve		204,025	189,269
Accumulated deficit		(260,077)	(166,549)
Accumulated other comprehensive income/(loss)		531	(595)
TOTAL EQUITY		(49,287)	27,793
Non-current liabilities
Provisions		1,114	217
Lease liabilities	[2]	19,833	7,087
Contract liabilities		11,663	0
Loans and borrowings		59,496	0
Other financial liabilities		167	249
Deferred tax liabilities		1,215	1,766
Total non-current liabilities		93,488	9,319
Current liabilities
Provisions		686	723
Lease liabilities	[3]	5,440	1,855
Trade and other payables		16,555	9,238
Contract liabilities		47,256	15,297	[4]
Loans and borrowings	[5]	3,286	14,440
Other financial liabilities		1,041	90
Other non-financial liabilities		621	1,566	[4]
Total current liabilities		74,885	43,209
Total liabilities		168,373	52,528
TOTAL EQUITY AND LIABILITIES		€ 119,086	€ 80,321

[1]	(1) Referred to as “Other non-current financial assets" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.
[2]	(2) Referred to as “Non-current lease liabilities" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.
[3]	(3) Referred to as “Current lease liabilities" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.
[4]	(5) Adjusted as per Note 29.
[5]	(4) Included in “Other financial liabilities" in the audited consolidated financial statements of the Company as of and for the financial year ended December 31, 2022.